INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
INCOME PER SHARE
14.
INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	252,883	472,086	1,179,658
Weighted average number of ordinary shares outstanding – basic and diluted	216,100,000	216,100,000	215,259,640
Basic and diluted net income per share	1.17	2.18	5.48

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

The Group does not have shares with a dilutive effect for the years ended December 31, 2020, 2021 and 2022.